Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Components of Deferred Tax Assets And Liabilities [Abstract]
Net operating loss carry forwards	$ 142,115	$ 142,115
Deferred tax assets, gross	142,115	142,115
Valuation allowance on net operating loss	(142,115)	(142,115)
Deferred tax assets